Fair Value Measurements and Financial Instruments - Schedule of assets and liabilities that are measured at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Money market funds
Assets
Money market funds	$ 2,007	$ 1,759
Government bonds
Assets
Other investments	1	1
Equity investments
Assets
Other investments	1	2
Gross foreign exchange contracts
Assets
Gross foreign exchange contracts	21	21
Liabilities
Gross foreign exchange contracts	4	12
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Money market funds	2,007	1,759
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government bonds
Assets
Other investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity investments
Assets
Other investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Gross foreign exchange contracts
Assets
Gross foreign exchange contracts	0	0
Liabilities
Gross foreign exchange contracts	0	0
Significant Other Observable Inputs (Level 2) | Money market funds
Assets
Money market funds	0	0
Significant Other Observable Inputs (Level 2) | Government bonds
Assets
Other investments	1	1
Significant Other Observable Inputs (Level 2) | Equity investments
Assets
Other investments	1	2
Significant Other Observable Inputs (Level 2) | Gross foreign exchange contracts
Assets
Gross foreign exchange contracts	21	21
Liabilities
Gross foreign exchange contracts	4	12
Significant Unobservable Inputs (Level 3) | Money market funds
Assets
Money market funds	0	0
Significant Unobservable Inputs (Level 3) | Government bonds
Assets
Other investments	0	0
Significant Unobservable Inputs (Level 3) | Equity investments
Assets
Other investments	0	0
Significant Unobservable Inputs (Level 3) | Gross foreign exchange contracts
Assets
Gross foreign exchange contracts	0	0
Liabilities
Gross foreign exchange contracts	$ 0	$ 0